Share-based payments - Share purchase plan (Details)			1 Months Ended	12 Months Ended
	Nov. 11, 2014 USD ($) $ / $	Nov. 11, 2014 MXN ($) $ / $	Nov. 30, 2022 USD ($)	Dec. 31, 2022 EquityInstruments USD ($) shares	Dec. 31, 2021 USD ($) EquityInstruments shares	Dec. 31, 2020 USD ($) EquityInstruments	Apr. 18, 2023 MXN ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $
Share purchase plan
Exchange rate				4,810.20	3,981.16	3,428.26	18.0638	19.36	594.9700	7.8515	20.58	645.900	7.7285	19.9487	615.7800	7.8095
Forfeited during the year				(103,712)	(551,732)
Share purchase plan
Share purchase plan
Special bonus granted	$ 797,000	$ 10,831,000
Exchange rate | $ / $	13.58	13.58
Special bonus net of withheld taxes	$ 520,000	$ 7,059,000
Cost of extensions to LTIP approved | $			$ 5,703,000		$ 5,086,000	$ 4,618,000
Cost of extensions net of withheld taxes | $			$ 3,707,000		$ 3,307,000	$ 3,003,000
Forfeited during the year				(103,712)	(551,732)	(327,217)
Outstanding at end of the year				6,579,214
Share purchase plan | Series A shares
Share purchase plan
Outstanding at beginning of the year				4,490,421	5,805,311
Purchased during the year | shares				4,354,473	1,849,417
Exercised/vested during the year				(2,161,968)	(2,612,575)
Forfeited during the year				(103,712)	(551,732)
Outstanding at end of the year				6,579,214	4,490,421	5,805,311